Transactions With Related Parties - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Accrued liabilities	$ 526	$ 559
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Accrued liabilities	$ 330	$ 329